Short-Term Bank Loans (Details) - Part 1 $ in Thousands																																											1 Months Ended								12 Months Ended
	Jun. 21, 2023 USD ($)	Jun. 21, 2023 CNY (¥)	Jun. 19, 2023 USD ($)	Jun. 19, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 09, 2023 USD ($)	Jun. 09, 2023 CNY (¥)	Jun. 05, 2023 USD ($)	Jun. 05, 2023 CNY (¥)	May 09, 2023 USD ($)	May 09, 2023 CNY (¥)	May 04, 2023 USD ($)	May 04, 2023 CNY (¥)	Apr. 24, 2023 USD ($)	Apr. 24, 2023 CNY (¥)	Apr. 15, 2023 USD ($)	Apr. 15, 2023 CNY (¥)	Mar. 21, 2023 USD ($)	Mar. 21, 2023 CNY (¥)	Mar. 15, 2023 USD ($)	Mar. 15, 2023 CNY (¥)	Feb. 17, 2023 USD ($)	Feb. 17, 2023 CNY (¥)	Jul. 18, 2022 USD ($)	Jul. 18, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CNY (¥)	Jul. 14, 2022 USD ($)	Jul. 14, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jul. 07, 2022 USD ($)	Jul. 07, 2022 CNY (¥)	Jun. 15, 2022 USD ($)	Jun. 15, 2022 CNY (¥)	Jun. 13, 2022 USD ($)	Jun. 13, 2022 CNY (¥)	Jun. 07, 2022 USD ($)	Jun. 07, 2022 CNY (¥)	May 18, 2022 USD ($)	May 18, 2022 CNY (¥)	Jun. 23, 2022 USD ($)	Jun. 23, 2022 CNY (¥)	May 26, 2022 USD ($)	May 26, 2022 CNY (¥)	Mar. 21, 2022 USD ($)	Mar. 21, 2022 CNY (¥)	Jun. 28, 2021 USD ($)	Jun. 28, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 27, 2023 USD ($)	Dec. 27, 2023 CNY (¥)	Dec. 26, 2023 USD ($)	Dec. 26, 2023 CNY (¥)	Dec. 25, 2023	Dec. 07, 2023 USD ($)	Dec. 07, 2023 CNY (¥)	Nov. 20, 2023	Sep. 27, 2023 USD ($)	Sep. 27, 2023 CNY (¥)	Sep. 12, 2023 USD ($)	Sep. 12, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 20, 2023 CNY (¥)	Jun. 15, 2023	Jun. 09, 2023 CNY (¥)	May 05, 2023 USD ($)	May 05, 2023 CNY (¥)	Apr. 17, 2023 USD ($)	Apr. 17, 2023 CNY (¥)	Apr. 07, 2023 USD ($)	Apr. 07, 2023 CNY (¥)	Mar. 15, 2023 CNY (¥)	Feb. 17, 2023 CNY (¥)	Jan. 09, 2023	Dec. 31, 2022 USD ($)	Nov. 09, 2022 CNY (¥)	Sep. 19, 2022 USD ($)	Jun. 30, 2022	May 31, 2022	Dec. 31, 2021	Oct. 27, 2021 USD ($)	Oct. 27, 2021 CNY (¥)	Sep. 22, 2021 USD ($)	Sep. 22, 2021 CNY (¥)	Sep. 17, 2021	Sep. 10, 2021 USD ($)	Sep. 10, 2021 CNY (¥)	Aug. 10, 2021 USD ($)	Aug. 10, 2021 CNY (¥)	Jul. 21, 2021 USD ($)	Jul. 21, 2021 CNY (¥)	Jul. 14, 2021 USD ($)	Jul. 14, 2021 CNY (¥)	Jun. 28, 2021 CNY (¥)	Jun. 03, 2021 USD ($)	Jun. 03, 2021 CNY (¥)	Mar. 26, 2021 USD ($)	Mar. 26, 2021 CNY (¥)
Short-Term Bank Loans (Details) - Part 1 [Line Items]
Short term loan																																																			$ 36,130		¥ 10,000,000	$ 700	¥ 5,000,000				$ 22,600	¥ 160,000,000																			$ 47,655
Weighted average interest rate																																																			3.94%		3.94%																										4.48%
Short-term loan facility amount																																																			$ 1,400		¥ 10,000,000
Fixed interest rate																					2.50%				4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%															4.35%							3.90%	3.90%	3.80%			3.90%											5.50%	5.50%			2.50%		4.10%							3.90%	3.90%			3.70%									4.35%	3.35%	3.35%	3.70%	3.70%
Land use rights for property									$ 800	¥ 5,900,000																																									1,000
Loan amount																																																	$ 12,300		$ 5,800		37,000,000																																													¥ 80,000,000
Maturity date																																																			Sep. 10, 2022	Sep. 10, 2022
Repayment of loan	$ 1,400	¥ 10,000,000	$ 3,600	¥ 25,000,000	$ 1,600	¥ 11,000,000	$ 2,800	¥ 19,000,000			$ 100	¥ 1,000,000	$ 2,300	¥ 16,000,000	$ 100	¥ 1,000,000	$ 2,900	¥ 20,000,000	$ 1,900	¥ 13,000,000			$ 10,800	¥ 75,000,000	$ 3,140	¥ 20,000,000	$ 2,820	¥ 18,000,000			$ 5,800	¥ 37,000,000			$ 3,000	¥ 20,000,000			$ 4,600	¥ 30,000,000	$ 2,600	¥ 17,000,000
Additional loan																									$ 2,900	¥ 20,000,000			$ 2,600	¥ 18,000,000			$ 5,300	¥ 37,000,000			$ 4,300	¥ 30,000,000					$ 2,900	¥ 20,000,000	$ 2,400	¥ 17,000,000
Note payable amount																							$ 8,500																																																						¥ 60,000,000
Real estate amount																					$ 8,100																												9,800
Financing exposure balance																																																	$ 61,300	¥ 400,000,000
Annual revenue percentage																																																	25.00%	25.00%
Securities available for sale																																																	$ 7,700																																																	¥ 50,000,000
Drew down loan amounts			$ 1,800				$ 2,800																																																	$ 1,400	¥ 10,000,000					$ 1,400	¥ 10,000,000	$ 1,400	¥ 10,000,000	$ 4,200	¥ 30,000,000		¥ 20,000,000	$ 2,400	¥ 17,000,000	$ 2,800	¥ 20,000,000	$ 1,800	¥ 13,000,000					¥ 9,900,000	$ 3,600				$ 2,800	¥ 20,000,000						$ 4,600	¥ 30,000,000	$ 3,100	¥ 20,000,000	$ 2,600	¥ 17,000,000		$ 900	¥ 6,000,000	$ 800	¥ 6,000,000
Amount obtained under credit line																																															$ 1,900	¥ 13,000,000			$ 1,400	¥ 9,900,000
Interest rate of loan			4.00%																																																											4.00%	4.00%	3.70%	3.70%			4.00%												4.20%
Short-term loan facility																					11,300	¥ 80,000,000
Financial exposure balance																					$ 56,500																																																							¥ 400,000,000
Annual revenue percentage																					25.00%																																																							25.00%			10.00%					27.80%
Minimum [Member]
Short-Term Bank Loans (Details) - Part 1 [Line Items]
Interest rate of loan																																																																																			4.00%
Current ratio																					0.85																																																							0.85
Maximum [Member]
Short-Term Bank Loans (Details) - Part 1 [Line Items]
Interest rate of loan																																																																																		2.50%
Bank of China Fuzhou Jin’an Branch [Member]
Short-Term Bank Loans (Details) - Part 1 [Line Items]
Short-term loan facility amount																																																			11,300		80,000,000
Repayment of loan			$ 2,800	¥ 19,000,000
China Minsheng Bank Fuzhou Branch [Member]
Short-Term Bank Loans (Details) - Part 1 [Line Items]
Short term loan																																																			8,400
Short-term loan facility amount																																																																																							$ 5,960	¥ 38,000,000		$ 5,800	¥ 37,000,000
Fixed interest rate																																																																																							4.35%	4.35%		4.35%	4.35%
Loan amount																																																			$ 5,960		¥ 38,000,000
Maturity date																																																			Sep. 22, 2022	Sep. 22, 2022